Long-Term Debt (Summary of Long-Term Debt, Revolving Credit Facilities, Outstanding Borrowings and Available Capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Debt issuance costs	$ (144)	$ (137)
Classification as liabilities held for sale (5)	(663)	(696)
Amount due within one year	(1,201)	(234)
Long Term Debt, Adjustments	(2,008)	(1,067)
Long-Term Debt	18,453	18,173
Interest expense	113	110
Gas Utilities and Infrastructure
Debt Instrument [Line Items]
Long-term debt	2,152	2,279
Other Electric Utilities
Debt Instrument [Line Items]
Long-term debt	426	416
Other
Debt Instrument [Line Items]
Long-term debt	7,939	7,464
NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Long-term debt	$ 3,673	$ 3,361
Fixed to floating subordinated notes | Other
Debt Instrument [Line Items]
Weighted average interest rate	6.75%	6.75%
Maturity	2076
Long-term debt	$ 1,645	$ 1,727
Commercial Paper | NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2029
Long-term debt	$ 559	$ 177
Senior unsecured notes | Florida Electric Utility
Debt Instrument [Line Items]
Weighted average interest rate	4.46%	4.36%
Maturity	2029 - 2051
Long-term debt	$ 6,271	$ 5,720
Senior unsecured notes | Other
Debt Instrument [Line Items]
Weighted average interest rate	3.99%	3.99%
Maturity	2026 - 2046
Long-term debt	$ 3,358	$ 3,525
Senior unsecured notes | PGS | Gas Utilities and Infrastructure
Debt Instrument [Line Items]
Weighted average interest rate	5.63%	5.63%
Maturity	2028 - 2053
Long-term debt	$ 1,268	$ 1,331
Senior unsecured notes | NMGC | Gas Utilities and Infrastructure
Debt Instrument [Line Items]
Weighted average interest rate	3.78%	3.78%
Maturity	2026 - 2051
Long-term debt	$ 665	$ 698
Senior unsecured notes | NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Weighted average interest rate	4.98%	5.12%
Maturity	2026 - 2097
Long-term debt	$ 3,114	$ 3,184
Senior unsecured notes | Other
Debt Instrument [Line Items]
Weighted average interest rate	4.84%	4.84%
Maturity	2030
Long-term debt	$ 500	$ 500
Unsecured loan notes | Other Electric Utilities
Debt Instrument [Line Items]
Weighted average interest rate	4.08%	4.06%
Maturity	2026 - 2032
Long-term debt	$ 142	$ 143
Unsecured loan notes | Other
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2026 - 2029
Long-term debt	$ 723	$ 992
Unsecured loan notes | Other Electric Utilities
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2027 - 2028
Long-term debt	$ 113	$ 104
Secured loan notes | EBP | Gas Utilities and Infrastructure
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2028
Long-term debt	$ 219	$ 250
Secured senior notes and debentures | Other Electric Utilities
Debt Instrument [Line Items]
Weighted average interest rate	2.19%	2.38%
Maturity	2026 - 2040
Long-term debt	$ 171	$ 169
Junior subordinated notes | Other
Debt Instrument [Line Items]
Weighted average interest rate	6.80%	7.63%
Maturity	2054 - 2056
Long-term debt	$ 1,713	$ 720